Commitments and Contingencies - Additional Information (Detail) (INR) In Millions	Mar. 31, 2011	Mar. 31, 2010
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	3,551.2	1,628.1
Contingencies, estimated provision for indirect taxes claims which are not yet acknowledged as debts	1,538.9	179.6